Options (Details Narrative) (10-K) - USD ($)	1 Months Ended				9 Months Ended		12 Months Ended
	May 31, 2019	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Number of options, granted	505,000	505,000	560,400	253,846	505,000		560,400	263,846
Stock option exercise price, upper range limit			$ 0.50	$ 0.65
Stock option term			10 years	10 years
Stock option vested, description			The options vest over a period of four to five years.	The options vest over a period of one and four years.
Option expense					$ 141,594	$ 133,048	$ 169,828	$ 267,835
Unrecognized compensation costs							$ 192,007
Weighted average period term							6 years 11 months 23 days
Four Option Granted [Member]
Number of options, granted				650,000
Stock option term				10 years
Option expense				$ 69,611
Black-Scholes Option Price Model [Member]
Fair value of options granted							$ 278,358	$ 169,100
Minimum [Member]
Stock option vested period	4 years	4 years
Weighted average period term					5 years		4 years	4 years 8 months 26 days
Maximum [Member]
Stock option vested period	5 years	5 years
Weighted average period term					7 years		5 years	7 years 6 months
Employee [Member]
Number of options, granted							560,400	263,846
Stock option exercise price, lower range limit							$ 0.41	$ 0.41
Stock option exercise price, upper range limit							$ 1.02	$ 1.02
Stock option term							10 years	10 years
Options expire date							Apr. 30, 2028	Apr. 30, 2028
Employee [Member] | Minimum [Member]
Stock option vested period							4 years	4 years
Employee [Member] | Maximum [Member]
Stock option vested period							5 years	5 years
Stock Option Plan [Member]
Stock option, description					All options may be exercised for a period of up to four and a half years following the grant date, after which they expire.		All options may be exercised for a period up to four 1/2 years following the grant date, after which they expire.
Stock option vested period					5 years		5 years
Number of options, granted					2,000,000		2,000,000